Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2012	2011

Residential real estate	$58,318,657	$62,134,624
Commercial	198,662,111	223,734,858
Agriculture	43,068,272	46,719,505
Consumer	4,396,258	5,357,721
Total loans	$304,445,298	$337,946,708

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	2012	2011	2010

Balance at beginning of year	$8,543,367	$8,016,786	$4,803,595
Provision charged to operations	200,000	4,375,000	6,550,000
Loans charged-off	(2,261,271)	(4,238,203)	(3,823,427)
Recoveries of loans charged-off	435,509	389,784	486,618

Total	$6,917,605	$8,543,367	$8,016,786
	2012	2011	2010

Balance at beginning of year	$1,990,225	$691,780	$1,228,814
Provision charged to operations	2,497,649	4,409,468	2,157,658
Loans charged-off	(1,565,924)	(3,111,023)	(2,694,692)

Balance at end of year	$2,921,950	$1,990,225	$691,780

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2011	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
Provision charged to expenses	(1,525,666)	2,073,148	(265,675)	(81,807)	200,000
Losses charged off	(78,636)	(2,023,969)	(144,443)	(14,223)	(2,261,271)
Recoveries	35,510	343,762	13,468	42,769	435,509

Balance at December 31, 2012	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2010	$2,886,467	$3,915,323	$886,879	$328,117	$8,016,786
Provision charged to expenses	195,588	3,918,741	485,876	(225,205)	4,375,000
Losses charged off	(503,218)	(3,131,582)	(515,469)	(87,934)	(4,238,203)
Recoveries	17,792	144,752	141,655	85,585	389,784

Balance at December 31, 2011	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2012
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$415,010	$2,506,940	$-	$-	$2,921,950
Collectively evaluated for impairment	612,827	2,733,235	602,291	47,302	3,995,655
Total allowance for loan losses	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605
Loans:
Individually evaluated for impairment	$1,241,149	$14,153,259	$169,904	$-	$15,564,312
Collectively evaluated for impairment	49,324,136	177,011,839	58,148,753	4,396,258	288,880,986
Total ending loans balance	$50,565,285	$191,165,098	$58,318,657	$4,396,258	$304,445,298
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2011
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$754,874	$1,235,351	$-	$-	$1,990,225
Collectively evaluated for impairment	1,841,755	3,611,883	998,941	100,563	6,553,142
Total allowance for loan losses	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
Loans:
Individually evaluated for impairment	$3,972,618	$16,842,092	$172,494	$-	$20,987,204
Collectively evaluated for impairment	58,349,383	191,290,270	61,962,130	5,357,721	316,959,504
Total ending loans balance	$62,322,001	$208,132,362	$62,134,624	$5,357,721	$337,946,708

Impaired Financing Receivables [Table Text Block]
	2012	2011

Loans with no allowance for loan losses allocated	$3,118,322	$7,660,276
Loans with allowance for loan losses allocated	12,445,990	13,326,928

Total impaired loans	$15,564,312	$20,987,204

Amount of the allowance allocated to impaired loans	$2,921,950	$1,990,225

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	2012		2011
	Recorded investment	Allowance for loan losses allocated	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded:
Commercial	$-	$-	$-	$-
Commercial and multi-family real estate	1,539,370	-	5,184,050	-
Agriculture	607,462	-	2,303,732	-
Agricultural real estate	801,586	-	-	-
Consumer	-	-	-	-
Residential 1 – 4 family real estate	169,904	-	172,494	-

With an allowance recorded:
Commercial	415,010	415,010	619,618	619,618
Commercial and multi-family real estate	12,030,980	2,506,940	10,870,325	1,235,351
Agriculture	-	-	1,836,985	135,256
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1 – 4 family real estate	-	-	-	-

Total	$15,564,312	$2,921,950	$20,987,204	$1,990,225

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	2012			2011
	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings

Commercial	$475,909	$-	$475,909	$684,763	$-	$619,618
Commercial real estate	12,986,469	-	8,098,958	15,887,322	-	10,209,573
Agricultural real estate	1,060,418	-	-	1,074,694	-	-
Agriculture	623,325	-	193,964	1,064,282	-	2,303,732
Consumer	-	899	-	97	9,437	-
Residential:
1 – 4 family	1,953,505	-	55,048	2,867,753	26,002	57,192
Home equity	71,573	24,050	-	121,230	20,003	-

Total	$17,171,199	$24,949	$8,823,879	$21,700,141	$55,442	$13,190,115

Past Due Financing Receivables [Table Text Block]
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2012
Commercial	$74,672	$2,543	$-	$77,215	$36,664,022	$36,741,237
Commercial real estate	2,509,318	503,382	3,937,774	6,950,474	154,970,400	161,920,874
Agriculture	-	-	597,525	597,525	13,226,523	13,824,048
Agricultural real estate	47,422	-	933,945	981,367	28,262,857	29,244,224
Consumer	53,065	2,655	899	56,619	4,339,639	4,396,258
Residential real estate	2,271,107	559,048	512,685	3,342,840	54,975,817	58,318,657

Total	$4,955,584	$1,067,628	$5,982,828	$12,006,040	$292,439,258	$304,445,298
2011
Commercial	$264,350	$503,099	$19,356	$786,805	$43,816,740	$44,603,545
Commercial real estate	2,072,253	1,929,564	4,831,138	8,832,955	170,298,358	179,131,313
Agriculture	-	-	1,029,883	1,029,883	16,688,573	17,718,456
Agricultural real estate	-	-	933,945	933,945	28,067,104	29,001,049
Consumer	150,626	29,222	9,534	189,382	5,168,339	5,357,721
Residential real estate	2,244,462	877,860	544,990	3,667,312	58,467,312	62,134,624

Total	$4,731,691	$3,339,745	$7,368,846	$15,440,282	$322,506,426	$337,946,708

Financing Receivable Credit Quality Indicators [Table Text Block]
	Pass	Special Mention	Substandard	Doubtful	Not rated
2012
Commercial	$47,367,441	$1,505,099	$1,095,220	$597,525	$-
Commercial and multi-family real estate	160,592,238	8,624,114	21,147,160	801,586	-
Residential 1 – 4 family	-	-	435,467	9,937	57,873,253
Consumer	-	-	13,923	-	4,382,335
Total	$207,959,679	$10,129,213	$22,691,770	$1,409,048	$62,255,588
	Pass	Special Mention	Substandard	Doubtful	Not rated
2011
Commercial	$54,683,831	$2,966,782	$3,768,348	$903,040	$-
Commercial and multi-family real estate	170,750,804	9,245,517	27,202,096	933,945	-
Residential 1 – 4 family	-	257,860	245,204	12,976	61,618,584
Consumer	-	2,538	18,716	-	5,336,467
Total	$225,434,635	$12,472,697	$31,234,364	$1,849,961	$66,955,051

Performance of the Loan Portfolio [Table Text Block]
	2012		2011
	Consumer	Residential 1 – 4 family	Consumer	Residential 1 – 4 family

Performing	$4,381,436	$56,091,352	$5,326,933	$60,070,730
Nonperforming	899	1,781,901	9,534	1,547,854

Total	$4,382,335	$57,873,253	$5,336,467	$61,618,584

Schedule of Related Party Loans [Table Text Block]
	2012	2011	2010

Beginning of year	$3,013,156	$3,164,300	$3,353,452
Additions	-	35,000	60,997
Repayments	(2,023,962)	(186,144)	(250,149)

End of year	$989,194	$3,013,156	$3,164,300